MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2023
Marketable Securities [Abstract]
Schedule of Movements in Marketable Securities	A summary of the movements in marketable securities for the six months ended June 30, 2023 and the year ended December 31, 2022 is presented in the table below:

(in thousands of $)	2023	2022
Balance at beginning of period	236,281	2,435
Marketable securities acquired	—	167,709
Unrealized gain (loss) on marketable securities held at period end	(23,968)	66,137
Balance at end of period	212,313	236,281